FUTURE POLICY BENEFITS - Schedule of Undiscounted Expected Gross Premiums and Expected Future Benefit Payments (Details) - USD ($) $ in Millions	Jun. 30, 2025	Jun. 30, 2024
Liability for Future Policy Benefit, Activity [Line Items]
Expected future benefit payments, Undiscounted	$ 27,289	$ 21,789
Expected future gross premiums, Undiscounted	5,482	14,649
Expected future benefit payments, Discounted	15,465	11,676
Expected future gross premiums, Discounted	3,259	8,507
Annuities
Liability for Future Policy Benefit, Activity [Line Items]
Expected future benefit payments, Undiscounted	18,614	11,414
Expected future gross premiums, Undiscounted	0	0
Expected future benefit payments, Discounted	11,262	6,877
Expected future gross premiums, Discounted	0	0
Life Insurance
Liability for Future Policy Benefit, Activity [Line Items]
Expected future benefit payments, Undiscounted	8,675	10,375
Expected future gross premiums, Undiscounted	5,482	14,649
Expected future benefit payments, Discounted	4,203	4,799
Expected future gross premiums, Discounted	$ 3,259	$ 8,507